UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668

                         OPPENHEIMER AMT-FREE MUNICIPALS
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.2%
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
 $        15,000       AL HFA (Pelican)                                                      6.550%      03/20/2030   $      15,466
------------------------------------------------------------------------------------------------------------------------------------
          15,000       Birmingham, AL Special Care Facilities Financing Authority
                       (Children's Hospital of Alabama)                                      5.500       06/01/2022          15,873
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Camden, AL Industrial Devel. Board (Weyerhaeuser
                       Company), Series A                                                    6.125       12/01/2024       1,107,670
------------------------------------------------------------------------------------------------------------------------------------
          15,000       Montgomery, AL Medical Clinic Board Health Care                       7.000       03/01/2015          15,036
                                                                                                                      --------------
                                                                                                                          1,154,045
ALASKA--1.0%
       2,500,000       AK HFC RITES 1                                                       11.323 2     06/01/2032       2,795,750
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       AK HFC ROLs 1                                                        10.528 2     12/01/2033       2,143,640
------------------------------------------------------------------------------------------------------------------------------------
         230,000       AK HFC, Series A                                                      5.875       12/01/2024         237,951
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       AK HFC, Series B 3                                                    5.250       12/01/2025       2,709,900
------------------------------------------------------------------------------------------------------------------------------------
          75,000       AK Northern Tobacco Securitization Corp. (TASC)                       5.500       06/01/2029          72,710
                                                                                                                      --------------
                                                                                                                          7,959,951
ARIZONA--3.7%
         750,000       AZ West Campus Hsg. (Arizona State University)                        6.375       07/01/2022         837,848
------------------------------------------------------------------------------------------------------------------------------------
         930,950       Central AZ Irrigation & Drain District, Series A                      6.000       06/01/2013         901,336
------------------------------------------------------------------------------------------------------------------------------------
         300,000       El Mirage, AZ COP 1                                                   6.900       08/01/2015         304,443
------------------------------------------------------------------------------------------------------------------------------------
         125,000       Glendale, AZ IDA (American Graduate School)                           6.000       07/01/2017         127,725
------------------------------------------------------------------------------------------------------------------------------------
         800,000       Litchfield, AZ Park Community Facility District                       6.375       07/15/2026         851,800
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Maricopa County, AZ IDA (Christian Care Mesa II)                      6.625       01/01/2034       2,004,980
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Maricopa County, AZ IDA (Sun King Apartments)                         6.750       11/01/2018       1,307,235
------------------------------------------------------------------------------------------------------------------------------------
       1,210,000       Maricopa County, AZ IDA (Sun King Apartments)                         6.750       05/01/2031         988,933
------------------------------------------------------------------------------------------------------------------------------------
          50,000       Mesa, AZ IDA (Mesa Student Hsg.)                                      6.250       07/01/2032          53,969
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Peoria, AZ IDA (Sierra Winds)                                         6.375       08/15/2029       3,023,550
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Phoenix, AZ IDA (Summit Apartments)                                   6.550       07/20/2037       1,089,840
------------------------------------------------------------------------------------------------------------------------------------
         735,000       Pima County, AZ IDA (Arizona Charter School)                          6.100       07/01/2024         755,132
------------------------------------------------------------------------------------------------------------------------------------
         500,000       Pima County, AZ IDA (Arizona Charter School)                          6.300       07/01/2031         513,585
------------------------------------------------------------------------------------------------------------------------------------
       1,570,000       Pima County, AZ IDA (Arizona Charter School)                          6.500       07/01/2023       1,645,297
------------------------------------------------------------------------------------------------------------------------------------
       1,290,000       Pima County, AZ IDA (Arizona Charter School)                          6.750       07/01/2031       1,355,158
------------------------------------------------------------------------------------------------------------------------------------
       1,100,000       Pima County, AZ IDA (Noah Webster Basic School)                       6.125       12/15/2034       1,119,910
------------------------------------------------------------------------------------------------------------------------------------
       2,845,000       Pima County, AZ IDA (Phoenix Advantage Charter School)                5.600       07/01/2023       3,009,469
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000       Verrado, AZ Community Facilities District                             6.500       07/15/2027       5,511,950
------------------------------------------------------------------------------------------------------------------------------------
       1,375,000       Vistancia, AZ Community Facilities District                           5.500       07/15/2020       1,396,890
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000       Vistancia, AZ Community Facilities District                           5.750       07/15/2024       1,219,800
------------------------------------------------------------------------------------------------------------------------------------
          15,000       Yuma, AZ IDA (Regency Apartments)                                     5.500       12/20/2032          15,015
                                                                                                                      --------------
                                                                                                                         28,033,865
ARKANSAS--0.1%
         195,000       Pine Bluff, AR IDA (Colt Industries)                                  6.500       02/15/2009         196,262
------------------------------------------------------------------------------------------------------------------------------------
         430,000       Pope County, AR Pollution Control (Arkansas Power & Light Company)    6.300       11/01/2020         436,837
                                                                                                                      --------------
                                                                                                                            633,099
CALIFORNIA--4.6%
       2,220,000       Beaumont, CA Financing Authority, Series B                            5.875       09/01/2023       2,264,622
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000       CA GO Fixed Receipts                                                  5.250       02/01/2025       1,285,992
------------------------------------------------------------------------------------------------------------------------------------
       4,700,000       CA GO RITES 1                                                        10.516 2     02/01/2025       6,047,302
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       CA Golden State Tobacco Securitization Corp.                          6.625       06/01/2040       1,050,300
------------------------------------------------------------------------------------------------------------------------------------


1        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $     6,000,000       CA Statewide CDA (East Campus Apartments)                             5.625%      08/01/2034   $   6,288,540
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       CA Statewide CDA (East Valley Tourist)                               11.000       10/01/2020       2,061,300
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       CA Statewide CDA COP (Cedars-Sinai Medical Center) INFLOS 1           7.880 2     11/01/2015       1,520,400
------------------------------------------------------------------------------------------------------------------------------------
         590,000       Independent Cities, CA Lease Finance Authority (Morgan
                       Hill-Hacienda Valley)                                                 5.950       11/15/2039         612,780
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000       Los Angeles, CA Regional Airports Improvement Corp.
                       (Delta Airlines)                                                      6.350       11/01/2025       3,184,120
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Redding, CA Electric System COP Linked SAVRS & RIBS                   6.368 4     07/01/2022       3,705,390
------------------------------------------------------------------------------------------------------------------------------------
          50,000       Riverside, CA Unified School District Special Tax                     6.200       09/01/2030          51,388
------------------------------------------------------------------------------------------------------------------------------------
       7,000,000       Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise                 6.625       03/01/2018       7,045,850
                                                                                                                      --------------
                                                                                                                         35,117,984
COLORADO--2.0%
         500,000       Beacon Point, CO Metropolitan District                                6.125       12/01/2025         497,650
------------------------------------------------------------------------------------------------------------------------------------
       4,800,000       Broomfield, CO Village Metropolitan District No. 2                    6.250       12/01/2032       4,808,208
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Central Marksheffel, CO Metropolitan District                         7.250       12/01/2029       1,057,570
------------------------------------------------------------------------------------------------------------------------------------
          30,000       CO Health Facilities Authority (Northern Colorado
                       Medical Center)                                                       6.000       05/15/2020          30,071
------------------------------------------------------------------------------------------------------------------------------------
       2,270,000       CO Health Facilities Authority RITES 1                               12.323 2     03/01/2022       2,923,034
------------------------------------------------------------------------------------------------------------------------------------
         210,000       Denver, CO City & County Airport                                      5.700       11/15/2025         216,913
------------------------------------------------------------------------------------------------------------------------------------
         500,000       High Plains, CO Metropolitan District                                 6.250       12/01/2035         502,345
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Southlands, CO Medical District                                       7.000       12/01/2024       1,101,550
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000       Southlands, CO Medical District                                       7.125       12/01/2034       4,399,560
                                                                                                                      --------------
                                                                                                                         15,536,901
CONNECTICUT--1.6%
          45,000       CT Devel. Authority Pollution Control (Connecticut
                       Light & Power Company)                                                5.850       09/01/2028          47,898
------------------------------------------------------------------------------------------------------------------------------------
       1,400,000       CT Devel. Authority Water Facilities (Bridgeport Hydraulic Corp.)     5.500       06/01/2028       1,402,744
------------------------------------------------------------------------------------------------------------------------------------
          25,000       CT H&EFA (New Britain General Hospital), Series B                     6.000       07/01/2024          25,560
------------------------------------------------------------------------------------------------------------------------------------
          60,000       CT H&EFA (Yale-New Haven Hospital)                                    5.700       07/01/2025          62,816
------------------------------------------------------------------------------------------------------------------------------------
       9,900,000       Mashantucket, CT Western Pequot Tribe, Series B                       5.750       09/01/2027      10,230,462
                                                                                                                      --------------
                                                                                                                         11,769,480
DISTRICT OF COLUMBIA--0.5%
       1,000,000       District of Columbia (Carnegie Endowment)                             5.750       11/15/2026       1,045,370
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       District of Columbia Friendship Public Charter School                 5.250       06/01/2033       2,043,400
------------------------------------------------------------------------------------------------------------------------------------
         500,000       District of Columbia Tobacco Settlement Financing Corp.               6.750       05/15/2040         522,580
                                                                                                                      --------------
                                                                                                                          3,611,350
FLORIDA--8.3%
          30,000       Canaveral, FL Port Authority                                          5.625       06/01/2021          31,519
------------------------------------------------------------------------------------------------------------------------------------
       2,350,000       Concorde Estates, FL Community Devel. District                        5.850       05/01/2035       2,378,200
------------------------------------------------------------------------------------------------------------------------------------
          20,000       Dade County, FL Aviation (Miami International Airport)                5.600       10/01/2026          20,998
------------------------------------------------------------------------------------------------------------------------------------
       2,165,000       Dade County, FL IDA (Miami Cerebral Palsy Residence)                  8.000       06/01/2022       2,208,950
------------------------------------------------------------------------------------------------------------------------------------


2        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $       195,000       Dade County, FL Public Facilities (Jackson Memorial Hospital)         5.250%      06/01/2023   $     195,343
------------------------------------------------------------------------------------------------------------------------------------
          95,000       Dade County, FL Water & Sewer System                                  5.500       10/01/2025          97,751
------------------------------------------------------------------------------------------------------------------------------------
       1,975,000       Double Branch, FL Special Assessment Community Devel. District        6.700       05/01/2034       2,122,750
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       FL Capital Trust Agency (American Opportunity)                        5.875       06/01/2038       2,456,875
------------------------------------------------------------------------------------------------------------------------------------
       1,275,000       FL Capital Trust Agency (River Bend Apartments) 1,5,6                 7.000       10/01/2034           1,594
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       FL Capital Trust Agency (Seminole Tribe Convention)                   8.950       10/01/2033       1,125,290
------------------------------------------------------------------------------------------------------------------------------------
         750,000       FL Capital Trust Agency (Seminole Tribe Convention)                  10.000       10/01/2033         848,295
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       FL Capital Trust Agency Multifamily Affordable Hsg., Series C         8.125       10/01/2038         991,930
------------------------------------------------------------------------------------------------------------------------------------
         245,000       FL Gateway Services Community Devel. District (Sun City Center)       6.500       05/01/2033         252,997
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       FL Principal One Community Devel. District 3                          5.650       05/01/2035       1,004,470
------------------------------------------------------------------------------------------------------------------------------------
         100,000       FL State Board of Education GO, Series C                              5.500       06/01/2021         101,266
------------------------------------------------------------------------------------------------------------------------------------
         990,000       Heritage Harbour South, FL Community Devel. District                  6.500       05/01/2034       1,044,826
------------------------------------------------------------------------------------------------------------------------------------
         250,000       Hillsborough County, FL IDA (Senior Care Group)                       6.750       07/01/2029         245,300
------------------------------------------------------------------------------------------------------------------------------------
         190,000       Hillsborough County, FL IDA (Tampa Electric Company)                  6.250       12/01/2034         195,480
------------------------------------------------------------------------------------------------------------------------------------
          60,000       Hillsborough County, FL IDA (Tampa Electric Company)                  6.250       12/01/2034          61,770
------------------------------------------------------------------------------------------------------------------------------------
       1,600,000       Islands at Doral, FL Southwest Community Devel. District              6.375       05/01/2035       1,684,912
------------------------------------------------------------------------------------------------------------------------------------
         125,000       Jacksonville, FL Electric Authority (St. Johns River)                 5.250       10/01/2021         126,600
------------------------------------------------------------------------------------------------------------------------------------
       1,875,000       Jacksonville, FL Electric Authority RITES 1                           8.793 2     10/01/2022       1,914,000
------------------------------------------------------------------------------------------------------------------------------------
       1,225,000       Keys Cove, FL Community Devel. District                               5.875       05/01/2035       1,235,560
------------------------------------------------------------------------------------------------------------------------------------
       4,500,000       Lee County, FL IDA (Cypress Cove Healthpark)                          6.750       10/01/2032       4,601,610
------------------------------------------------------------------------------------------------------------------------------------
          85,000       Marion County, FL Hospital District (Munroe Regional
                       Medical Center)                                                       5.625       10/01/2024          89,543
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       Midtown Miami, FL Community Devel. District Special Assessment        6.500       05/01/2037       2,620,525
------------------------------------------------------------------------------------------------------------------------------------
       8,035,000       Oakland, FL Charter School                                            6.950       12/01/2032       8,344,508
------------------------------------------------------------------------------------------------------------------------------------
         500,000       Orange County, FL Health Facilities Authority (Orlando
                       Lutheran Towers)                                                      8.750       07/01/2026         542,970
------------------------------------------------------------------------------------------------------------------------------------
          30,000       Orange County, FL Health Facilities Authority (Orlando
                       Regional Healthcare System)                                           6.000       11/01/2024          30,073
------------------------------------------------------------------------------------------------------------------------------------
          25,000       Palm Beach County, FL Health Facilities Authority
                       (Boca Raton Community Hospital)                                       5.625       12/01/2031          26,387
------------------------------------------------------------------------------------------------------------------------------------
         195,000       Palm Beach County, FL Multifamily (Boynton Apartments)                8.000       01/01/2014         107,387
------------------------------------------------------------------------------------------------------------------------------------
         250,000       Reunion East, FL Community Devel. District                            5.800       05/01/2036         254,470
------------------------------------------------------------------------------------------------------------------------------------
       6,000,000       Reunion East, FL Community Devel. District, Series A                  7.375       05/01/2033       6,627,060
------------------------------------------------------------------------------------------------------------------------------------
         275,000       Santa Rosa Bay, FL Bridge Authority                                   6.250       07/01/2028         286,292
------------------------------------------------------------------------------------------------------------------------------------
       1,280,000       South-Dade, FL Venture Community Devel. District                      6.125       05/01/2034       1,318,579
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       St. John's Forest, FL Community Devel. District, Series A             6.125       05/01/2034       3,051,870
------------------------------------------------------------------------------------------------------------------------------------
         975,000       Stonegate, FL Community Devel. District                               6.000       05/01/2024         997,445
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Stonegate, FL Community Devel. District                               6.125       05/01/2034       1,022,880
------------------------------------------------------------------------------------------------------------------------------------


3        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $     2,000,000       Sumter Landing, FL Community Devel. District                          6.875%      05/01/2023   $   2,112,560
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Sumter Landing, FL Community Devel. District                          6.950       05/01/2033       2,108,660
------------------------------------------------------------------------------------------------------------------------------------
          10,000       University of FL (University Hsg.)                                    5.500       07/01/2023          10,020
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Village Community, FL Devel. District No. 5, Series A                 6.100       05/01/2034       1,031,060
------------------------------------------------------------------------------------------------------------------------------------
         925,000       Village Community, FL Devel. District No. 5, Series A                 6.500       05/01/2033         979,566
------------------------------------------------------------------------------------------------------------------------------------
       5,100,000       Volusia County, FL Educational Facility Authority
                       (Emery-Riddle Aeronautical University)                                6.125       10/15/2026       5,377,695
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       World Commerce, FL Community Devel. District Special Assessment       6.500       05/01/2036       1,029,850
                                                                                                                      --------------
                                                                                                                         62,917,686
GEORGIA--5.2%
      13,000,000       Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)          6.000       07/01/2036      14,181,700
------------------------------------------------------------------------------------------------------------------------------------
       3,905,000       Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)          6.250       07/01/2024       4,374,459
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)          6.250       07/01/2036       2,219,920
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Augusta, GA Airport (General Passenger Facilities Charge)             5.150       01/01/2035       1,013,160
------------------------------------------------------------------------------------------------------------------------------------
          60,000       Burke County, GA Devel. Authority (Georgia Power Company)             5.250       05/01/2034          60,694
------------------------------------------------------------------------------------------------------------------------------------
       9,835,000       De Kalb County, GA Devel. Authority Public Purpose                    5.500       12/10/2023       9,793,496
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Fulton County, GA Residential Care Facilities (Canterbury Court)      6.125       02/15/2034       1,987,460
------------------------------------------------------------------------------------------------------------------------------------
       2,815,000       GA Municipal Electric Authority RITES 1                              16.314 2     01/01/2017       5,217,265
------------------------------------------------------------------------------------------------------------------------------------
         500,000       GA Municipal Electric Authority, Series X                             6.500       01/01/2012         566,805
------------------------------------------------------------------------------------------------------------------------------------
          30,000       Savannah, GA EDA (University Financing Foundation)                    6.750       11/15/2020          33,732
------------------------------------------------------------------------------------------------------------------------------------
          85,000       Savannah, GA EDA (University Financing Foundation)                    6.750       11/15/2031          93,922
                                                                                                                      --------------
                                                                                                                         39,542,613
HAWAII--1.4%
       5,000,000       HI Airport System RITES 1                                             8.735 2     07/01/2020       6,098,500
------------------------------------------------------------------------------------------------------------------------------------
       3,700,000       HI Department of Budget & Finance Special Purpose (Kahala Nui)        8.000       11/15/2033       4,056,125
------------------------------------------------------------------------------------------------------------------------------------
          45,000       HI Hsg. Finance & Devel Corp., Series B                               5.850       07/01/2017          46,053
------------------------------------------------------------------------------------------------------------------------------------
          75,000       HI Hsg. Finance & Devel. Corp. (Single Family Mtg.), Series B         5.900       07/01/2027          76,756
                                                                                                                      --------------
                                                                                                                         10,277,434
IDAHO--3.3%
       2,500,000       ID Health Facilities Authority ROLs 1                                10.438 2     09/01/2035       2,765,300
------------------------------------------------------------------------------------------------------------------------------------
          20,000       ID Hsg. Agency (Multifamily Hsg.)                                     6.700       07/01/2024          20,334
------------------------------------------------------------------------------------------------------------------------------------
      16,720,000       Nez Perce County, ID Pollution Control (Potlatch Corp.)               6.000       10/01/2024      16,995,880
------------------------------------------------------------------------------------------------------------------------------------
       5,360,000       Pocatello, ID Devel. Authority Revenue Allocation
                       Tax Increment, Series A                                               6.000       08/01/2028       5,387,765
                                                                                                                      --------------
                                                                                                                         25,169,279


4        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.6%
 $     9,000,000       Chicago, IL O'Hare International Airport (American Airlines)          8.200%      12/01/2024   $   8,167,410
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000       Chicago, IL Tax (Pilsen Redevel.)                                     6.750       06/01/2022       5,209,700
------------------------------------------------------------------------------------------------------------------------------------
       2,400,000       Cook County, IL Community School District GO                          7.125       06/01/2024       3,064,104
------------------------------------------------------------------------------------------------------------------------------------
       1,625,000       IL Educational Facilities Authority (Augustana College)               5.625       10/01/2022       1,723,426
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       IL Educational Facilities Authority (Augustana College)               5.700       10/01/2032       3,127,050
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       IL Finance Authority Student Hsg. (MJH Education Assistance)          5.125       06/01/2035       3,010,020
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000       IL Health Facilities Authority (Covenant Retirement Communities)      5.625       12/01/2032       5,385,300
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000       IL Health Facilities Authority (Lake Forest Hospital)                 6.000       07/01/2033       4,300,040
------------------------------------------------------------------------------------------------------------------------------------
         615,000       IL Health Facilities Authority (Rush-Presbyterian-St.
                       Luke's Medical Center)                                                5.500       11/15/2025         621,950
------------------------------------------------------------------------------------------------------------------------------------
          30,000       IL Hsg. Devel. Authority (Multifamily Hsg.)                           7.000       07/01/2017          30,092
------------------------------------------------------------------------------------------------------------------------------------
          90,000       IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A            8.250       07/01/2016          94,395
------------------------------------------------------------------------------------------------------------------------------------
          25,000       IL Hsg. Devel. Authority (Multifamily Hsg.), Series A                 6.125       07/01/2025          25,054
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       IL Metropolitan Pier & Exposition Authority RITES 1                  10.314 2     12/15/2028       2,936,350
------------------------------------------------------------------------------------------------------------------------------------
          35,000       IL Regional Transportation Authority                                  5.600       06/01/2025          35,767
------------------------------------------------------------------------------------------------------------------------------------
       1,475,000       Lake County, IL HFC, Series A                                         6.700       11/01/2014       1,477,419
------------------------------------------------------------------------------------------------------------------------------------
       2,725,000       Lincolnshire, IL Special Service Area No. 1 Special
                       Tax (Sedgebrook)                                                      6.250       03/01/2034       2,896,675
------------------------------------------------------------------------------------------------------------------------------------
         250,000       Schaumburg, IL Multifamily Hsg. (Plum Grove)                          6.050       02/01/2031         259,053
                                                                                                                      --------------
                                                                                                                         42,363,805
INDIANA--3.0%
       5,000,000       Fort Wayne, IN Pollution Control (General Motors Corp.)               6.200       10/15/2025       4,937,100
------------------------------------------------------------------------------------------------------------------------------------
          25,000       IN Devel. Finance Authority (USX Corp.)                               5.600       12/01/2032          25,891
------------------------------------------------------------------------------------------------------------------------------------
          30,000       IN Devel. Finance Authority (USX Corp.)                               6.150       07/15/2022          31,695
------------------------------------------------------------------------------------------------------------------------------------
         915,000       IN Health Facility Financing Authority (Riverview
                       Hospital Association)                                                 6.875       08/01/2017         916,812
------------------------------------------------------------------------------------------------------------------------------------
         500,000       Indianapolis, IN Economic Devel. (Roman Catholic
                       Archdiocese of Indiana)                                               5.500       07/01/2026         522,325
------------------------------------------------------------------------------------------------------------------------------------
       3,250,000       Indianapolis, IN Local Public Improvement Bond Bank RITES 1          11.323 2     07/01/2033       4,164,225
------------------------------------------------------------------------------------------------------------------------------------
       4,750,000       North Manchester, IN (Estelle Peabody Memorial Home)                  7.125       07/01/2022       4,875,733
------------------------------------------------------------------------------------------------------------------------------------
          65,000       Petersburg, IN Pollution Control (Indianapolis Power &
                       Light Company)                                                        5.400       08/01/2017          65,768
------------------------------------------------------------------------------------------------------------------------------------
          50,000       Petersburg, IN Pollution Control (Indianapolis Power &
                       Light Company)                                                        5.500       10/01/2023          50,558
------------------------------------------------------------------------------------------------------------------------------------
         185,000       Petersburg, IN Pollution Control (Indianapolis Power &
                       Light Company)                                                        6.100       01/01/2016         185,292
------------------------------------------------------------------------------------------------------------------------------------
       6,625,000       Petersburg, IN Pollution Control (Indianapolis Power &
                       Light Company)                                                        6.100       01/01/2016       6,636,196
------------------------------------------------------------------------------------------------------------------------------------
         125,000       Petersburg, IN Pollution Control (Indianapolis Power &
                       Light Company)                                                        6.625       12/01/2024         127,790
------------------------------------------------------------------------------------------------------------------------------------
          15,000       Sullivan, IN Pollution Control (Hoosier Energy Corp.)                 7.100       04/01/2019          15,057
                                                                                                                      --------------
                                                                                                                         22,554,442


5        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
IOWA--0.3%
 $        50,000       IA Finance Authority (Boys & Girls Home & Family Services)            6.250%      12/01/2028   $      52,758
------------------------------------------------------------------------------------------------------------------------------------
          20,000       IA Finance Authority (Single Family Mtg.)                             6.450       01/01/2024          20,425
------------------------------------------------------------------------------------------------------------------------------------
         500,000       IA Finance Authority Retirement Community (Friendship Haven)          5.750       11/15/2019         503,675
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       IA Finance Authority Retirement Community (Friendship Haven)          6.000       11/15/2024       1,012,830
------------------------------------------------------------------------------------------------------------------------------------
         900,000       IA Finance Authority Retirement Community (Friendship Haven)          6.125       11/15/2032         909,900
                                                                                                                      --------------
                                                                                                                          2,499,588
------------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.2%
       1,770,000       Hays, KS Sales Tax                                                    6.000       01/01/2025       1,789,488
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.9%
       4,000,000       Ashland, KY Pollution Control (Ashland Oil)                           6.650       08/01/2009       4,106,400
------------------------------------------------------------------------------------------------------------------------------------
       2,190,000       Boone County, KY Pollution Control (Dayton Power & Light Company)     6.500       11/15/2022       2,257,890
------------------------------------------------------------------------------------------------------------------------------------
         415,000       Kenton County, KY Airport Special Facilities (Delta Airlines)         7.250       02/01/2022         352,841
------------------------------------------------------------------------------------------------------------------------------------
          50,000       KY Economic Devel. Finance Authority (St. Claire Medical Center)      5.625       09/01/2021          51,097
                                                                                                                      --------------
                                                                                                                          6,768,228
LOUISIANA--4.4%
       5,010,000       Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)             6.625       02/01/2016       5,366,963
------------------------------------------------------------------------------------------------------------------------------------
       3,940,000       LA HFA (VOA New Orleans Affordable Hsg. Corp.)                        6.800       05/01/2029       4,018,248
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       LA Local Government EF&CD (Bellemont Apartments)                      6.000       09/01/2022       1,025,710
------------------------------------------------------------------------------------------------------------------------------------
       1,750,000       LA Local Government EF&CD (Bellemont Apartments)                      6.000       09/01/2027       1,776,250
------------------------------------------------------------------------------------------------------------------------------------
       3,810,000       LA Local Government EF&CD (Bellemont Apartments)                      6.000       09/01/2035       3,844,481
------------------------------------------------------------------------------------------------------------------------------------
         910,000       LA Local Government EF&CD (Bellemont Apartments)                      7.500       09/01/2016         920,329
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       LA Local Government EF&CD (Oakleigh Apartments), Series A             6.375       06/01/2038       2,072,100
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000       LA Local Government EF&CD (Oakleigh Apartments), Series A             7.500       06/01/2038       1,281,400
------------------------------------------------------------------------------------------------------------------------------------
       2,100,000       LA Tobacco Settlement Financing Corp. Fixed Receipts                  5.875       05/15/2039       2,090,739
------------------------------------------------------------------------------------------------------------------------------------
      10,695,000       LA Tobacco Settlement Financing Corp. RITES 1                         7.933 2     05/15/2039      10,600,670
------------------------------------------------------------------------------------------------------------------------------------
          50,000       New Orleans, LA Aviation Board (Passenger Facility Charge)            6.000       09/01/2019          50,623
------------------------------------------------------------------------------------------------------------------------------------
         125,000       Pointe Coupee Parish, LA Pollution Control (Gulf State
                       Utilities Company)                                                    6.700       03/01/2013         125,414
                                                                                                                      --------------
                                                                                                                         33,172,927
------------------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
          25,000       ME H&HEFA (University of New England)                                 5.750       07/01/2023          25,110
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.5%
          10,000       Baltimore, MD City Hsg. Corp.                                         7.750       10/01/2009          10,163
------------------------------------------------------------------------------------------------------------------------------------
          45,000       Baltimore, MD City Hsg. Corp., Series A                               7.250       07/01/2023          45,965
------------------------------------------------------------------------------------------------------------------------------------


6        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
 $        20,000       Calvert County, MD Pollution Control (Baltimore Gas &
                       Electric Company)                                                     5.550%      07/15/2014   $      20,576
------------------------------------------------------------------------------------------------------------------------------------
          40,000       MD EDC Student Hsg. (Allegheny College Hsg.)                          6.000       09/01/2032          42,742
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000       MD EDC Student Hsg. (Bowie State University)                          5.375       06/01/2033       5,006,550
------------------------------------------------------------------------------------------------------------------------------------
       1,535,000       MD EDC Student Hsg. (Morgan State University)                         6.000       07/01/2022       1,658,138
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MD EDC Student Hsg. (University of Maryland)                          5.625       10/01/2023       2,115,960
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MD EDC Student Hsg. (University of Maryland)                          5.750       10/01/2033       2,100,580
------------------------------------------------------------------------------------------------------------------------------------
          65,000       MD EDC Student Hsg. (University Village at Sheppard Pratt)            6.000       07/01/2033          70,382
------------------------------------------------------------------------------------------------------------------------------------
          55,000       MD Stadium Authority Sports Facility                                  5.800       03/01/2026          56,765
------------------------------------------------------------------------------------------------------------------------------------
          65,000       Prince Georges County, MD Pollution Control (Potomac
                       Electric Power Company)                                               6.000       09/01/2022          65,085
------------------------------------------------------------------------------------------------------------------------------------
          65,000       Prince Georges County, MD Pollution Control (Potomac
                       Electric Power Company)                                               6.375       01/15/2023          66,703
                                                                                                                      --------------
                                                                                                                         11,259,609
MASSACHUSETTS--1.4%
         800,000       MA Devel. Finance Agency (Eastern Nazarene College)                   5.625       04/01/2019         800,760
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MA Devel. Finance Agency (Eastern Nazarene College)                   5.625       04/01/2029       1,941,080
------------------------------------------------------------------------------------------------------------------------------------
         500,000       MA Devel. Finance Agency (Evergreen Center)                           5.500       01/01/2035         495,050
------------------------------------------------------------------------------------------------------------------------------------
          50,000       MA Devel. Finance Agency (Nichols College)                            6.000       10/01/2024          51,328
------------------------------------------------------------------------------------------------------------------------------------
          50,000       MA Devel. Finance Agency (Northern Berkshire Community Services)      6.250       08/15/2029          53,559
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Devel. Finance Agency (Pharmacy & Allied Health Sciences)          5.750       07/01/2033       1,053,810
------------------------------------------------------------------------------------------------------------------------------------
         500,000       MA Devel. Finance Agency (Western New England College)                5.875       12/01/2022         530,400
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Devel. Finance Agency (Western New England College)                6.125       12/01/2032       1,062,300
------------------------------------------------------------------------------------------------------------------------------------
          40,000       MA H&EFA (Lahey Clinic Medical Center)                                5.375       07/01/2023          40,180
------------------------------------------------------------------------------------------------------------------------------------
         500,000       MA H&EFA (Newton-Wellesley Hospital)                                  5.875       07/01/2015         512,340
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA H&EFA (Nichols College)                                            6.125       10/01/2029       1,056,330
------------------------------------------------------------------------------------------------------------------------------------
         120,000       MA H&EFA (North Adams Regional Hospital)                              6.750       07/01/2009         123,229
------------------------------------------------------------------------------------------------------------------------------------
          90,000       MA H&EFA (Schepens Eye Research Institute)                            6.500       07/01/2028         100,653
------------------------------------------------------------------------------------------------------------------------------------
       1,905,677       MA Industrial Finance Agency (Bradford College)                       5.250       11/01/2018       1,726,295
------------------------------------------------------------------------------------------------------------------------------------
         100,000       MA Industrial Finance Agency (Cambridge Friends School)               5.800       09/01/2028          98,545
------------------------------------------------------------------------------------------------------------------------------------
          50,000       MA Industrial Finance Agency (General Motors Corp.)                   5.550       04/01/2009          49,902
------------------------------------------------------------------------------------------------------------------------------------
          30,000       MA Industrial Finance Agency (St. John's High School)                 5.350       06/01/2028          30,682
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       University of Lowell, MA Building Authority                           5.625       11/01/2014       1,038,660
                                                                                                                      --------------
                                                                                                                         10,765,103
MICHIGAN--1.4%
          25,000       Dearborn, MI Economic Devel. Corp. (Oakwood Hospital Corp.)           5.875       11/15/2025          25,851
------------------------------------------------------------------------------------------------------------------------------------
          25,000       Galesburg-Augusta, MI Community Schools GO                            5.500       05/01/2030          26,980
------------------------------------------------------------------------------------------------------------------------------------
          45,000       Kent, MI Hospital Finance Authority (Butterworth Hospital)            5.375       01/15/2019          45,082
------------------------------------------------------------------------------------------------------------------------------------
          25,000       MI COP                                                                5.500       06/01/2027          26,997


7        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
 $        50,000       MI Hsg. Devel. Authority (Charter Square)                             5.500%      01/15/2021   $      50,580
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MI Job Devel. Authority Pollution Control (General Motors Corp.)      5.550       04/01/2009       1,992,820
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000       MI Strategic Fund Limited Obligation (The Detroit Edison Company)     6.400       09/01/2025       4,124,560
------------------------------------------------------------------------------------------------------------------------------------
       4,015,000       MI Strategic Fund Pollution Control (General Motors Corporation)      6.200       09/01/2020       4,038,407
------------------------------------------------------------------------------------------------------------------------------------
          10,000       Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A                6.600       06/01/2022          10,213
                                                                                                                      --------------
                                                                                                                         10,341,490
MINNESOTA--2.7%
       3,010,000       Dakota County, MN Community Devel. Agency (Multifamily Hsg.)          5.500       07/20/2043       3,076,190
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Minneapolis, MN Tax Increment (St. Anthony Falls)                     5.750       02/01/2027       1,004,330
------------------------------------------------------------------------------------------------------------------------------------
          40,000       MN HFA (Single Family Mtg.), Series I                                 6.250       01/01/2015          40,062
------------------------------------------------------------------------------------------------------------------------------------
         660,000       St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)         6.250       03/01/2029         665,584
------------------------------------------------------------------------------------------------------------------------------------
       7,000,000       St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                7.000       03/01/2029       7,016,940
------------------------------------------------------------------------------------------------------------------------------------
       8,215,000       Washington County, MN Hsg. & Redevel. Authority (Seasons Villas)      6.950       12/01/2023       8,500,143
                                                                                                                      --------------
                                                                                                                         20,303,249
MISSISSIPPI--0.0%
         105,000       MS Business Finance Corp. (System Energy Resources)                   5.875       04/01/2022         106,318
------------------------------------------------------------------------------------------------------------------------------------
          40,000       MS Business Finance Corp. (System Energy Resources)                   5.900       05/01/2022          40,554
                                                                                                                      --------------
                                                                                                                            146,872
MISSOURI--4.0%
         365,000       Branson, MO IDA (Branson Hills)                                       7.050       05/01/2027         368,015
------------------------------------------------------------------------------------------------------------------------------------
         210,000       Cameron, MO IDA Health Facilities (Cameron Community Hospital)        6.375       12/01/2029         228,398
------------------------------------------------------------------------------------------------------------------------------------
      10,280,678       Hanley/Eager Rd., MO Transportation Devel. District, Series A         0.000 7     12/01/2023       2,501,597
------------------------------------------------------------------------------------------------------------------------------------
      13,500,000       Hazelwood, MO Transportation Devel. District
                       (370/Missouri Bottom Road/Tausig Road)                                7.200       05/01/2033      14,504,670
------------------------------------------------------------------------------------------------------------------------------------
         750,000       Maplewood, MO Tax (Maplewood South Redevel.)                          5.750       11/01/2026         750,810
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       Richmond Heights, MO Tax Increment & Transportation Sales Tax         5.625       11/01/2025       2,510,025
------------------------------------------------------------------------------------------------------------------------------------
       9,000,000       St. Joseph, MO IDA (Living Community of St. Joseph)                   7.000       08/15/2032       9,413,820
------------------------------------------------------------------------------------------------------------------------------------
         250,000       St. Joseph, MO IDA (Shoppes at North Village)                         5.375       11/01/2024         250,923
                                                                                                                      --------------
                                                                                                                         30,528,258
------------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
         500,000       Forsyth, MT Pollution Control (Northwestern Corp.)                    6.125       05/01/2023         501,365
------------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.5%
       3,730,000       NE Educational Facilities Authority (Midland Lutheran College)        5.600       09/15/2029       3,734,439


8        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.3%
 $     2,220,000       Clark County, NV Economic Devel. (Alexander Dawson
                       School at Rainbow Mountain)                                           5.375%      05/15/2033   $   2,315,593
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Director of the State of NV Dept. of Business &
                       Industry (Las Ventanas Retirement)                                    7.000       11/15/2034       1,036,250
------------------------------------------------------------------------------------------------------------------------------------

       6,000,000       Las Vegas, NV Paiute Tribe, Series A                                  6.625       11/01/2017       6,788,100
                                                                                                                      --------------
                                                                                                                         10,139,943
NEW HAMPSHIRE--2.1%
         495,000       Manchester, NH Hsg. & Redevel. Authority, Series B                    0.000 7     01/01/2023         185,556
------------------------------------------------------------------------------------------------------------------------------------
         305,000       Manchester, NH Hsg. & Redevel. Authority, Series B                    0.000 7     01/01/2029          78,434
------------------------------------------------------------------------------------------------------------------------------------
       3,220,000       Manchester, NH Hsg. & Redevel. Authority, Series B                    0.000 7     01/01/2030         781,880
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       NH H&EFA (Catholic Medical Center)                                    6.125       07/01/2032       1,058,240
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000       NH H&EFA (Franklin Pierce College)                                    6.050       10/01/2034       4,347,440
------------------------------------------------------------------------------------------------------------------------------------
       1,980,000       NH H&EFA (Portsmouth Christian Academy)                               5.750       07/01/2023       2,125,134
------------------------------------------------------------------------------------------------------------------------------------
       6,115,000       NH H&EFA (Portsmouth Christian Academy)                               5.850       07/01/2033       6,506,115
------------------------------------------------------------------------------------------------------------------------------------
          40,000       NH HE&H Facilities Authority (New Hampshire College)                  6.375       01/01/2027          40,833
------------------------------------------------------------------------------------------------------------------------------------
         500,000       NH Turnpike System, Series A                                          6.750       11/01/2011         537,595
                                                                                                                      --------------
                                                                                                                         15,661,227
NEW JERSEY--4.2%
       1,000,000       NJ EDA (Cigarette Tax)                                                5.500       06/15/2031       1,045,540
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       NJ EDA (Cigarette Tax)                                                5.750       06/15/2029       2,145,840
------------------------------------------------------------------------------------------------------------------------------------
       7,480,000       NJ Tobacco Settlement Financing Corp. (TASC)                          6.000       06/01/2037       7,490,173
------------------------------------------------------------------------------------------------------------------------------------
       9,800,000       NJ Tobacco Settlement Financing Corp. (TASC)                          6.125       06/01/2042       9,868,698
------------------------------------------------------------------------------------------------------------------------------------
       7,000,000       NJ Tobacco Settlement Financing Corp. (TASC)                          6.250       06/01/2043       7,126,070
------------------------------------------------------------------------------------------------------------------------------------
       3,250,000       NJ Transit Corp. ROLs, Series 15 1                                    9.140 2     09/15/2015       4,031,918
                                                                                                                      --------------
                                                                                                                         31,708,239
NEW MEXICO--2.1%
       1,495,000       Cabezon, NM Public Improvement District                               6.300       09/01/2034       1,505,674
------------------------------------------------------------------------------------------------------------------------------------
       7,895,000       Eldorado, NM Area Water & Sanitation District                         6.000       02/01/2023       7,936,844
------------------------------------------------------------------------------------------------------------------------------------
          25,000       Farmington, NM Pollution Control (Public Service
                       Company of New Mexico)                                                6.300       12/01/2016          26,644
------------------------------------------------------------------------------------------------------------------------------------
         350,000       Farmington, NM Pollution Control (Southern California
                       Edison Company)                                                       5.875       06/01/2023         351,043
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       NM Hsg. Authority (Villa Del Oso Apartments)                          6.250       01/01/2031       2,986,380
------------------------------------------------------------------------------------------------------------------------------------
       1,280,000       NM Hsg. Authority (Villa Del Oso Apartments)                          7.500       01/01/2038       1,259,123
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Sandoval County, NM (Santa Ana Pueblo)                                7.750       07/01/2015       2,091,300
------------------------------------------------------------------------------------------------------------------------------------
         125,000       Santa Fe, NM Educational Facilities (College of Santa Fe)             5.875       10/01/2021         126,480
                                                                                                                      --------------
                                                                                                                         16,283,488
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
          50,000       NYC GO RIBS                                                           9.154 2     08/27/2015          50,523
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
          65,000       Ashville, NC Water System                                             5.700       08/01/2025          68,244
------------------------------------------------------------------------------------------------------------------------------------
          95,000       Charlotte, NC Mtg. (Tryon Hills Associate)                            5.875       01/01/2025         100,035
------------------------------------------------------------------------------------------------------------------------------------
          40,000       Charlotte-Mecklenburg, NC Hospital Authority
                       (Carolinas Medical Center)                                            5.875       01/15/2026          41,506
------------------------------------------------------------------------------------------------------------------------------------
          25,000       Kinston, NC Enterprise System                                         5.700       04/01/2021          26,169
------------------------------------------------------------------------------------------------------------------------------------


9        |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
 $     1,155,000       Kinston, NC Hsg. Authority (Kinston Towers)                           6.750%      12/01/2018   $   1,180,306
------------------------------------------------------------------------------------------------------------------------------------
         140,000       NC Eastern Municipal Power Agency, Series B                           5.500       01/01/2017         140,284
------------------------------------------------------------------------------------------------------------------------------------
         535,000       NC Eastern Municipal Power Agency, Series B                           5.500       01/01/2021         535,482
------------------------------------------------------------------------------------------------------------------------------------
         455,000       NC Eastern Municipal Power Agency, Series B                           5.500       01/01/2021         455,892
------------------------------------------------------------------------------------------------------------------------------------
          20,000       NC Eastern Municipal Power Agency, Series B                           6.250       01/01/2023          20,057
------------------------------------------------------------------------------------------------------------------------------------
          30,000       NC HFA (Multifamily Hsg.)                                             5.450       09/01/2024          30,203
                                                                                                                      --------------
                                                                                                                          2,598,178
OHIO--2.7%
         490,000       Cleveland, OH Rock Glen Hsg. Assistance Corp.
                       (Ambleside Apartments)                                                7.000       06/01/2018         522,982
------------------------------------------------------------------------------------------------------------------------------------
         530,000       Cleveland-Cuyahoga County, OH Port Authority (Myers University)       5.600       05/15/2025         538,321
------------------------------------------------------------------------------------------------------------------------------------
      10,000,000       Coshocton County, OH Solid Waste Disposal (Stone Container Corp.)     7.875       08/01/2013      10,086,100
------------------------------------------------------------------------------------------------------------------------------------
          90,000       Cuyahoga County, OH Hospital (University Hospitals Health System)     5.625       01/15/2026          93,198
------------------------------------------------------------------------------------------------------------------------------------
         920,000       Glenwillow Village, OH GO                                             5.875       12/01/2024         991,953
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Greene County, OH University Hsg. (Central State University)          5.625       09/01/2032       1,571,715
------------------------------------------------------------------------------------------------------------------------------------
         175,000       Montgomery County, OH Hospital Revenue (Kettering Medical Center)     5.500       04/01/2026         181,729
------------------------------------------------------------------------------------------------------------------------------------
         200,000       OH Air Quality Devel. Authority (Cincinnati Gas & Electric Company)   5.450       01/01/2024         202,378
------------------------------------------------------------------------------------------------------------------------------------
          25,000       OH Air Quality Devel. Authority (Dayton Power & Light Company)        6.100       09/01/2030          25,751
------------------------------------------------------------------------------------------------------------------------------------
         650,000       OH Air Quality Devel. Authority (Dayton Power & Light Company)        6.100       09/01/2030         664,365
------------------------------------------------------------------------------------------------------------------------------------
         180,000       OH Air Quality Devel. Authority (Dayton Power & Light Company)        6.400       08/15/2027         180,194
------------------------------------------------------------------------------------------------------------------------------------
       3,030,000       OH Water Devel. Authority (Cleveland Electric Illuminating Company)   7.700       08/01/2025       3,132,020
------------------------------------------------------------------------------------------------------------------------------------
          70,000       OH Water Devel. Authority (Dayton Power & Light Company)              6.400       08/15/2027          71,477
------------------------------------------------------------------------------------------------------------------------------------
         500,000       Port of Greater Cincinnati, OH (Public Parking Infrastructure)        6.300       02/15/2024         536,610
------------------------------------------------------------------------------------------------------------------------------------
       1,485,000       Port of Greater Cincinnati, OH (Public Parking Infrastructure)        6.400       02/15/2034       1,580,738
                                                                                                                      --------------
                                                                                                                         20,379,531
OKLAHOMA--0.9%
         210,000       Tulsa, OK Metropolitan Utility Authority                              5.750       09/01/2025         215,987
------------------------------------------------------------------------------------------------------------------------------------
       7,815,000       Tulsa, OK Municipal Airport Trust (American Airlines)                 6.250       06/01/2020       6,646,423
                                                                                                                      --------------
                                                                                                                          6,862,410
------------------------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
          45,000       OR Hsg. & Community Services (Single Family Mtg.)                     6.400       07/01/2018          45,700
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.2%
       8,200,000       Allegheny County, PA HDA (West Penn Allegheny Health System)          9.250       11/15/2030       9,691,252
------------------------------------------------------------------------------------------------------------------------------------
       5,000,000       Beaver County, PA IDA (Cleveland Electric Illuminating Company)       7.750       07/15/2025       5,156,950
------------------------------------------------------------------------------------------------------------------------------------


10       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
 $        25,000       Beaver County, PA IDA (Toledo Edison Company)                         7.750%      05/01/2020   $      26,184
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Chester County, PA H&EFA (Jenners Pond)                               7.750       07/01/2034       1,556,580
------------------------------------------------------------------------------------------------------------------------------------
       6,000,000       Cumberland County, PA Municipal Authority (Wesley
                       Affiliated Services)                                                  7.250       01/01/2035       6,392,160
------------------------------------------------------------------------------------------------------------------------------------
       3,955,000       Northumberland County, PA IDA (NHS Youth Services)                    7.750       02/15/2029       3,983,911
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)    7.250       01/01/2021       1,041,300
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000       Philadelphia, PA H&HEFA (Temple University Children's
                       Medical Center)                                                       5.625       06/15/2019       1,210,104
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Philadelphia, PA Redevel. Authority (Beech Student
                       Hsg. Complex), Series A                                               5.625       07/01/2023       1,069,750
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Philadelphia, PA Redevel. Authority (Beech Student
                       Hsg. Complex), Series A                                               5.625       07/01/2028       1,585,140
                                                                                                                      --------------
                                                                                                                         31,713,331
RHODE ISLAND--0.2%
          50,000       Providence, RI HDC (Barbara Jordan Apartments)                        6.750       07/01/2025          51,072
------------------------------------------------------------------------------------------------------------------------------------
          40,000       RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)              6.500       04/01/2027          40,052
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)          6.875       05/01/2022       1,598,340
                                                                                                                      --------------
                                                                                                                          1,689,464
SOUTH CAROLINA--0.9%
          55,000       Charleston County, SC COP                                             5.500       12/01/2020          55,661
------------------------------------------------------------------------------------------------------------------------------------
          15,000       Greenville County, SC School District                                 5.500       12/01/2028          16,252
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       Greenville County, SC School District ROLs                            8.977 2     12/01/2020       2,947,200
------------------------------------------------------------------------------------------------------------------------------------
         500,000       SC Connector 2000 Association Toll Road, Series B                     0.000 7     01/01/2021         210,400
------------------------------------------------------------------------------------------------------------------------------------
      10,355,000       SC Connector 2000 Association Toll Road, Series B                     0.000 7     01/01/2026       3,232,831
                                                                                                                      --------------
                                                                                                                          6,462,344
SOUTH DAKOTA--1.8%
       6,000,000       SD Educational Enhancement Funding Corp. Tobacco Settlement           6.500       06/01/2032       6,210,960
------------------------------------------------------------------------------------------------------------------------------------
       7,500,000       Sioux Falls, SD Health Facilities (Rummel Memorial Home)              6.750       11/15/2033       7,592,325
                                                                                                                      --------------
                                                                                                                         13,803,285
TENNESSEE--1.1%
       3,500,000       Bradley County, TN Industrial Devel. Board (Olin Corp.)               6.625       11/01/2017       3,798,200
------------------------------------------------------------------------------------------------------------------------------------
         100,000       Hamilton County, TN Industrial Devel. Board (Park at 58)              6.700       03/01/2021          86,664
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Maury County, TN Industrial Devel. Board (General Motors Company)     6.500       09/01/2024       3,034,770
------------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Shelby County, TN HE&HF (Cornerstone-Cameron & Stonegate)             6.000       07/01/2028       1,126,950
                                                                                                                      --------------
                                                                                                                          8,046,584
TEXAS--12.1%
          15,000       Argyle, TX Independent School District                                5.500       08/15/2026          15,864


11       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
 $    17,615,000       Austin, TX Convention Enterprises (Convention Center)                 5.750%      01/01/2032   $  18,229,235
------------------------------------------------------------------------------------------------------------------------------------
      10,765,000       Bexar County, TX HFC (American Opportunity Hsg.)                      6.750       12/01/2037      10,190,472
------------------------------------------------------------------------------------------------------------------------------------
         200,000       Bexar County, TX HFC (American Opportunity Hsg.-Nob
                       Hill Apartments)                                                      6.000       06/01/2031         199,594
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Bexar County, TX HFC (The Army Retirement Residence Foundation)       6.300       07/01/2032       1,060,710
------------------------------------------------------------------------------------------------------------------------------------
          30,000       Brazos County, TX HFDC (St. Joseph Hospital & Health Center)          6.000       01/01/2019          30,286
------------------------------------------------------------------------------------------------------------------------------------
         265,000       El Paso County, TX HFC (American Village Communities), Series A       6.250       12/01/2020         274,853
------------------------------------------------------------------------------------------------------------------------------------
         285,000       El Paso County, TX HFC (El Paso American Hsg. Foundation), Series A   6.375       12/01/2032         293,254
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Folk, TX Avenue South Transportation District                         5.625       11/01/2031       1,001,140
------------------------------------------------------------------------------------------------------------------------------------
         550,000       Garza County, TX Public Facility Corp.                                7.500       10/01/2019         593,709
------------------------------------------------------------------------------------------------------------------------------------
       3,730,000       Harris County, TX Toll Road RITES 1                                  11.823 2     08/15/2024       5,094,807
------------------------------------------------------------------------------------------------------------------------------------
         165,000       Keller, TX Independent School District GO                             5.400       08/15/2023         169,686
------------------------------------------------------------------------------------------------------------------------------------
         100,000       Lewisville, TX GO                                                     5.700       09/01/2028         105,189
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Lewisville, TX GO                                                     6.125       09/01/2029       3,277,230
------------------------------------------------------------------------------------------------------------------------------------
       1,175,000       Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                  6.000       07/01/2022       1,204,775
------------------------------------------------------------------------------------------------------------------------------------
       1,530,000       Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                  6.000       07/01/2025       1,561,166
------------------------------------------------------------------------------------------------------------------------------------
         655,000       Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                  6.000       07/01/2032         666,567
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Lufkin, TX Health Facilities Devel. Corp (Memorial
                       Health System of East Texas)                                          6.875       02/15/2026       3,147,600
------------------------------------------------------------------------------------------------------------------------------------
      20,350,000       Matagorda County, TX Navigation District (Centerpoint Energy)         8.000       05/01/2029      22,470,674
------------------------------------------------------------------------------------------------------------------------------------
         305,000       Matagorda County, TX Navigation District (Central
                       Power & Light Company)                                                6.000       07/01/2028         305,165
------------------------------------------------------------------------------------------------------------------------------------
          75,000       Mission, TX Economic Devel. Corporation                               6.600       01/01/2020          76,465
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       North Central, TX HFDC (Northwest Senior Hsg. Corp.)                  7.250       11/15/2019       2,170,240
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       North Central, TX HFDC (Northwest Senior Hsg. Corp.)                  7.500       11/15/2029       3,247,350
------------------------------------------------------------------------------------------------------------------------------------
       1,910,000       Nueces County, TX HFC (Dolphins Landing Apartments)                   6.750       07/01/2020       1,927,114
------------------------------------------------------------------------------------------------------------------------------------
       1,680,000       Retama, TX Devel. Corp. (Retama Racetrack)                           10.000       12/15/2019       2,529,173
------------------------------------------------------------------------------------------------------------------------------------
       4,020,000       Sabine River Authority, TX Pollution Control (TXU Energy Company)     6.150       08/01/2022       4,422,402
------------------------------------------------------------------------------------------------------------------------------------
         445,000       TX Affordable Hsg. Corp. (Ashton Place & Woodstock Apartments)        6.300       08/01/2033         312,670
------------------------------------------------------------------------------------------------------------------------------------
          50,000       TX Dormitory Finance Authority (Temple Junior College Foundation)     5.750       09/01/2027          52,842
------------------------------------------------------------------------------------------------------------------------------------
         525,000       TX Panhandle HFA (Amarillo Affordable Hsg.)                           6.625       03/01/2020         556,248
------------------------------------------------------------------------------------------------------------------------------------
       1,830,000       TX Panhandle HFA (Amarillo Affordable Hsg.)                           6.750       03/01/2031       1,930,504
------------------------------------------------------------------------------------------------------------------------------------
         100,000       Weatherford, TX Independent School District                           6.400       02/15/2012         102,090
------------------------------------------------------------------------------------------------------------------------------------
          25,000       Westador, TX Municipal Utility District GO                            6.875       03/01/2009          25,674
------------------------------------------------------------------------------------------------------------------------------------
       4,750,000       Wichita County, TX HFDC (Wichita Falls Retirement Foundation)         6.250       01/01/2028       4,738,078


12       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
 $        25,000       Wood Glen, TX HFC (Copperwood II), Series C                           7.650%      07/01/2023   $      25,080
                                                                                                                      --------------
                                                                                                                         92,007,906
------------------------------------------------------------------------------------------------------------------------------------
U.S.POSSESSIONS--0.2%
       1,500,000       Puerto Rico Municipal Finance Agency RITES 1                          8.324 2     08/01/2015       1,863,495
------------------------------------------------------------------------------------------------------------------------------------
UTAH--0.3%
         125,000       Emery County, UT Pollution Control (Pacificorp)                       5.650       11/01/2023         126,515
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Murray City, UT Hospital RITES 1                                     10.323 2     05/15/2022       2,210,680
------------------------------------------------------------------------------------------------------------------------------------
          15,000       Sandy City, UT Industrial Devel. (King Properties)                    6.125       08/01/2016          15,116
                                                                                                                      --------------
                                                                                                                          2,352,311
VERMONT--0.1%
         225,000       VT EDA (Wake Robin Corp.)                                             6.000       03/01/2022         239,486
------------------------------------------------------------------------------------------------------------------------------------
         130,000       VT EDA (Wake Robin Corp.)                                             6.300       03/01/2033         138,410
                                                                                                                      --------------
                                                                                                                            377,896
VIRGINIA--4.5%
       1,300,000       Buena Vista, VA Public Recreational Facilities
                       Authority (Golf Course)                                               5.250       07/15/2025       1,341,912
------------------------------------------------------------------------------------------------------------------------------------
       1,090,000       Buena Vista, VA Public Recreational Facilities
                       Authority (Golf Course)                                               5.500       07/15/2035       1,127,169
------------------------------------------------------------------------------------------------------------------------------------
          20,000       Fairfax County, VA Redevel. & Hsg. Authority (Paul
                       Spring Retirement Center)                                             6.000       12/15/2028          21,058
------------------------------------------------------------------------------------------------------------------------------------
       1,170,000       Hopewell, VA IDA (Stone Container Corp.)                              8.250       05/01/2010       1,195,155
------------------------------------------------------------------------------------------------------------------------------------
       8,610,000       Hopewell, VA IDA (Stone Container Corp.)                              8.250       06/01/2016       8,795,115
------------------------------------------------------------------------------------------------------------------------------------
          35,000       Louisa, VA IDA Pollution Control (Virginia Electric &
                       Power Company)                                                        5.450       01/01/2024          35,155
------------------------------------------------------------------------------------------------------------------------------------
         315,000       Norton, VA IDA (Norton Community Hospital)                            6.000       12/01/2022         341,955
------------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2008       2,216,280
------------------------------------------------------------------------------------------------------------------------------------
         700,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2012         473,767
------------------------------------------------------------------------------------------------------------------------------------
          35,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2015          20,235
------------------------------------------------------------------------------------------------------------------------------------
       2,715,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2017       1,389,401
------------------------------------------------------------------------------------------------------------------------------------
       4,610,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2018       2,212,616
------------------------------------------------------------------------------------------------------------------------------------
       3,255,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2020       1,393,107
------------------------------------------------------------------------------------------------------------------------------------
      13,830,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2021       5,573,075
------------------------------------------------------------------------------------------------------------------------------------
      12,270,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2022       4,679,287
------------------------------------------------------------------------------------------------------------------------------------
         585,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2024         196,244
------------------------------------------------------------------------------------------------------------------------------------
         985,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    0.000 7     08/15/2030         218,384
------------------------------------------------------------------------------------------------------------------------------------
       1,150,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    5.000       08/15/2010       1,173,000
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    5.000       08/15/2011       1,013,240
------------------------------------------------------------------------------------------------------------------------------------
          25,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    5.500       08/15/2028          25,096


13       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                            COUPON        MATURITY        VALUE
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
$      1,105,000       Pocahontas Parkway Association, VA (Route 895 Connector Toll Road)    5.500%      08/15/2028   $   1,085,121
                                                                                                                      --------------
                                                                                                                         34,526,372
WASHINGTON--1.5%
       2,500,000       King County, WA Sewer RITES 1                                        10.823 2     01/01/2024       3,182,750
------------------------------------------------------------------------------------------------------------------------------------
         100,000       Port Camas, WA Public Industrial Corp. (James River Corp. of VA)      6.700       04/01/2023         100,086
------------------------------------------------------------------------------------------------------------------------------------
          20,000       Port of Seattle, WA , Series A                                        5.500       09/01/2021          20,781
------------------------------------------------------------------------------------------------------------------------------------
         500,000       Skagit County, WA Public Hospital District
                       (Skagit Valley Hospital) 3                                            5.375       12/01/2022         517,115
------------------------------------------------------------------------------------------------------------------------------------
         500,000       Skagit County, WA Public Hospital District (Skagit
                       Valley Hospital) 3                                                    5.500       12/01/2030         514,370
------------------------------------------------------------------------------------------------------------------------------------
       2,200,000       Vancouver, WA Downtown Redevel. Authority (Conference Center)         5.250       01/01/2034       2,244,374
------------------------------------------------------------------------------------------------------------------------------------
       3,250,000       Vancouver, WA Downtown Redevel. Authority (Conference Center)         6.000       01/01/2034       3,495,115
------------------------------------------------------------------------------------------------------------------------------------
       1,350,000       WA HFC (Nickerson Area Properties)                                    5.300       01/01/2028       1,386,828
                                                                                                                      --------------
                                                                                                                         11,461,419
WEST VIRGINIA--0.4%
       1,540,000       West Liberty State College, WV, Series A                              6.000       06/01/2023       1,591,159
------------------------------------------------------------------------------------------------------------------------------------
       1,695,000       West Liberty State College, WV, Series A                              6.125       06/01/2028       1,753,817
                                                                                                                      --------------
                                                                                                                          3,344,976
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.8%
         650,000       New Berlin, WI Hsg. Authority (Apple Glen)                            6.700       11/01/2020         673,075
------------------------------------------------------------------------------------------------------------------------------------
       2,275,000       WI H&EFA (Hess Memorial Hospital Association)                         7.875       11/01/2022       2,365,204
------------------------------------------------------------------------------------------------------------------------------------
         870,000       WI H&EFA (Three Pillars Senior Living)                                5.500       08/15/2034         870,548
------------------------------------------------------------------------------------------------------------------------------------
       1,075,000       WI H&EFA (WMA, MHCC, MVS Obligated Group)                             5.600       08/15/2023       1,101,467
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000       WI H&EFA (WMA, MHCC, MVS Obligated Group)                             5.750       08/15/2026       1,023,400
------------------------------------------------------------------------------------------------------------------------------------
         130,000       WI Hsg. & Economic Devel. Authority, Series A                         6.850       11/01/2012         130,234
                                                                                                                      --------------
                                                                                                                          6,163,928
------------------------------------------------------------------------------------------------------------------------------------
WYOMING--1.6%
      11,680,000       Sweetwater County, WY Pollution Control (Idaho Power Company)         6.050       07/15/2026      12,240,173
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $724,957,783)--101.2%                                                                 768,260,383
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2)                                                                             (9,303,961)
                                                                                                                      --------------
NET ASSETS--100.0%                                                                                                    $ 758,956,422
                                                                                                                      ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $65,816,123, which represents 8.67% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

3. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Represents the current interest rate for a variable or increasing rate security.

5. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

6.    Non-income producing security.

7.    Represents a zero coupon bond.


14       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
SUMMARY OF RATINGS   APRIL 30, 2005/UNAUDITED
-------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                         9.4%
AA                                                                          1.9
A                                                                          19.7
BBB                                                                        45.0
BB                                                                          2.9
B                                                                           2.6
CCC                                                                         1.1
CC                                                                          0.4
Not Rated                                                                  17.0
                                                                       ---------
TOTAL                                                                     100.0%
                                                                       =========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA           Atlanta Development Authority
CAU           Clark Atlanta University
CDA           Communities Development Authority
COP           Certificates of Participation
EDA           Economic Development Authority
EDC           Economic Development Corporation
EF&CD         Environmental Facilities and Community Development
FHA           Federal Housing Agency
GO            General Obligation
H&EFA         Health and Educational Facilities Authority
H&HEFA        Hospitals and Higher Education Facilities Authority
HDA           Hospital Development Authority
HDC           Housing Development Corp.
HE&H          Higher Educational and Health
HE&HF         Higher Educational and Housing Facilities
HFA           Housing Finance Agency/Authority
HFC           Housing Finance Corp.
HFDC          Health Facilities Development Corp.
IDA           Industrial Development Agency
INFLOS        Inverse Floating Rate Securities
MHCC          Masonic Health Care Center
MVS           Masonic Village on the Square
NYC           New York City
RIBS          Residual Interest Bonds
RITES         Residual Interest Tax Exempt Security
ROLs          Residual Option Longs
SAVRS         Select Auction Variable Rate Securities
TASC          Tobacco Settlement Asset-Backed Bonds
WMA           Wisconsin Masonic Home


15       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $724,978,418
                                                      =============

Gross unrealized appreciation                         $ 46,082,857
Gross unrealized depreciation                           (2,800,892)
                                                      -------------
Net unrealized appreciation                           $ 43,281,965
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $7,400,128 of securities issued on a when-issued basis or forward commitment.


16       |    OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $68,507,809 as of April 30, 2005. Including the effect of leverage, inverse floaters represent 16.98% of the Fund's total assets as of April 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2005, securities with an aggregate market value of $1,594, representing less than 0.01% of the Fund's net assets, were in default.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


17       |    OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer AMT-Free Municipals

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005